Fair Value Measurements (Weighted average unobservable inputs for TRR debt measured at fair value) (Details)	12 Months Ended
	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010 Property
Nonrecourse property debt:
Number of properties encumbered by nonrecourse property debt measured at fair value during period	4	4	12
Weighted average interest rate	5.90%	5.80%	6.80%
Weighted average maturity in years	23 years 11 months 8 days	24 years 11 months 8 days	20 years 5 months 7 days
Weighted average loan-to-value ratio	77.70%	81.30%	61.30%